Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 43,030	$ 41,468
Accounts receivable, net	130,888	140,762
Related party receivables	11,720	17,185
Inventories, net	177,083	180,517
Deferred tax assets	12,993	27,009
Discontinued current assets	111,821	133,601
Other current assets	24,501	19,358
Total current assets	512,036	559,900
Property, plant and equipment, net	129,721	138,404
Goodwill	218,170	219,125
Other intangible assets, net	244,329	253,685
Deferred financing costs, net	9,128	11,578
Discontinued long-term assets	177,257	176,051
Other long-term assets	745	1,380
Total assets	1,291,386	1,360,123
Current liabilities
Accounts payable	104,708	111,888
Current maturities of long-term debt	33,063	23,066
Related party payables	4,813	2,450
Product returns liability	28,227	35,736	$ 35,376	$ 36,700
Interest payable	14,632	13,083
Discontinued current liabilities	31,934	44,628
Accrued expenses and other current liabilities	55,391	39,970
Total current liabilities	272,768	270,821
Long-term debt, less current maturities	683,402	684,798
Pension and other post-retirement liabilities	89,382	90,296
Deferred tax liabilities	46,395	55,695
Long-term related party payables	101	101
Discontinued long-term liabilities	29,142	30,183
Other long-term liabilities	3,542	2,648
Total shareholder's equity (deficit)	166,654	225,581	$ 263,866	$ 295,782
Total liabilities and shareholder's equity	1,291,386	1,360,123
Eliminations [Member]
Current assets
Intercompany receivables - current	(232,857)	(255,603)
Total current assets	(232,857)	(255,603)
Investment in subsidiaries	(539,736)	(856,463)
Intercompany receivables non-current	(102,076)	(100,005)
Discontinued long-term assets	(6,976)	(7,265)
Total assets	(881,645)	(1,219,336)
Current liabilities
Intercompany payables - current	(232,857)	(255,603)
Total current liabilities	(232,857)	(255,603)
Intercompany payables - non-current	(102,076)	(100,005)
Discontinued long-term liabilities	(6,976)	(318)
Total shareholder's equity (deficit)	(539,736)	(863,410)
Total liabilities and shareholder's equity	(881,645)	(1,219,336)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	75	75
Intercompany receivables - current	5,388	2,071
Other current assets		4
Total current assets	5,463	2,150
Investment in subsidiaries	76,751	128,236
Intercompany receivables non-current	102,071	100,000
Total assets	184,285	230,386
Current liabilities
Related party payables	4,531	1,706
Intercompany payables - current	(1)
Accrued expenses and other current liabilities	6,125	2,940
Total current liabilities	10,655	4,646
Discontinued long-term liabilities	6,976	159
Total shareholder's equity (deficit)	166,654	225,581
Total liabilities and shareholder's equity	184,285	230,386
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	1,825	2,626
Intercompany receivables - current	160,059	179,121
Deferred tax assets		1,466
Other current assets	2,460	2,163
Total current assets	164,344	185,376
Investment in subsidiaries	357,607	624,722
Deferred financing costs, net	9,128	11,578
Total assets	531,079	821,676
Current liabilities
Current maturities of long-term debt	33,000	23,000
Intercompany payables - current	(2)	3,160
Interest payable	14,632	13,083
Accrued expenses and other current liabilities	(3,415)	(6,753)
Total current liabilities	44,215	32,490
Long-term debt, less current maturities	448,328	684,679
Deferred tax liabilities	(38,215)	(23,729)
Discontinued long-term liabilities		159
Total shareholder's equity (deficit)	76,751	128,077
Total liabilities and shareholder's equity	531,079	821,676
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	34,340	29,242
Intercompany receivables - current	40,319	42,638
Accounts receivable, net	114,532	121,715
Related party receivables	11,720	17,185
Inventories, net	144,579	148,993
Deferred tax assets	11,409	24,011
Discontinued current assets	108,008	129,591
Other current assets	14,083	10,029
Total current assets	478,990	523,404
Property, plant and equipment, net	87,011	95,126
Investment in subsidiaries	105,378	103,505
Goodwill	192,388	192,389
Other intangible assets, net	239,653	248,229
Intercompany receivables non-current	5	5
Discontinued long-term assets	179,783	178,925
Other long-term assets	577	681
Total assets	1,283,785	1,342,264
Current liabilities
Accounts payable	83,068	83,104
Current maturities of long-term debt	59	59
Related party payables	(278)
Intercompany payables - current	207,363	220,727
Product returns liability	27,757	35,251
Discontinued current liabilities	31,438	44,283
Accrued expenses and other current liabilities	44,824	37,096
Total current liabilities	394,231	420,520
Long-term debt, less current maturities	235,058	101
Pension and other post-retirement liabilities	89,207	90,207
Deferred tax liabilities	81,541	75,692
Intercompany payables - non-current	102,071	100,000
Long-term related party payables	101	101
Discontinued long-term liabilities	28,351	29,392
Other long-term liabilities	2,593	1,688
Total shareholder's equity (deficit)	350,632	624,563
Total liabilities and shareholder's equity	1,283,785	1,342,264
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	6,790	9,525
Intercompany receivables - current	27,091	31,773
Accounts receivable, net	16,356	19,047
Inventories, net	32,504	31,524
Deferred tax assets	1,584	1,532
Discontinued current assets	3,813	4,010
Other current assets	7,958	7,162
Total current assets	96,096	104,573
Property, plant and equipment, net	42,710	43,278
Goodwill	25,782	26,736
Other intangible assets, net	4,676	5,456
Discontinued long-term assets	4,450	4,391
Other long-term assets	168	699
Total assets	173,882	185,133
Current liabilities
Accounts payable	21,640	28,784
Current maturities of long-term debt	4	7
Related party payables	560	744
Intercompany payables - current	25,497	31,716
Product returns liability	470	485
Discontinued current liabilities	496	345
Accrued expenses and other current liabilities	7,857	6,687
Total current liabilities	56,524	68,768
Long-term debt, less current maturities	16	18
Pension and other post-retirement liabilities	175	89
Deferred tax liabilities	3,069	3,732
Intercompany payables - non-current	5	5
Discontinued long-term liabilities	791	791
Other long-term liabilities	949	960
Total shareholder's equity (deficit)	112,353	110,770
Total liabilities and shareholder's equity	$ 173,882	$ 185,133